Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Related Party Transactions

The Company has the following related party transactions:

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Balances from non-controlling owners
Receivables	R$	17	R$	12	US$	4

	Year ended December 31,
	2015	2016	2017	USD Total
	BRL	BRL	BRL	USD
Income statement amounts
Key management personnel compensation
Compensation and short-term benefits	9,203	9,535	19,699	5,955
Share-based payments	5,665	677	4,652	1,406

Total	14,868	10,212	24,351	7,361
Financial expenses
Convertible notes interest	—	—	2,069	653